Quarterly Report
June 30, 2021
MFS®  South Carolina
Municipal Bond Fund
MSC-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 3.4%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$646,171
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	957,739
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	573,434
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,580,698
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,888,020
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,000,000
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	233,164
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	157,342
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,258,526
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	103,010
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,464
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	85,160
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	136,040
		$10,630,768
General Obligations - General Purpose – 6.7%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025 (Prerefunded 3/01/2022)	$910,000	$939,149
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	502,267
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2023	1,210,000	1,283,269
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2024	1,030,000	1,129,666
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2025	800,000	902,999
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,614,627
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	773,095
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,448,917
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	119,792
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	70,000	76,892
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	372,827
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	95,000	112,344
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	127,639
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	405,000	443,149
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,435,000	2,014,962
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	35,000	36,127
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,030
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	149,346
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	796,967
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	781,001
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	110,987
South Carolina General Obligation State Institution Bonds, “A”, 5%, 4/01/2034	1,810,000	2,449,011
South Carolina General Obligation State Institution Bonds, “D”, 5%, 4/01/2034	850,000	1,150,088
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	246,094
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	227,097
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	250,000	309,889
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	370,000	467,723
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	437,326
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	647,438
		$20,737,718
General Obligations - Schools – 13.9%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$327,576
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,528,512
Aiken County, SC, Consolidated School District Special Obligation, “A”, SCSDE, 4%, 4/01/2036	2,000,000	2,393,201
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,498,092
Beaufort County, SC, School District General Obligation, “A”, SCSDE, 5%, 3/01/2029	5,000,000	6,514,816
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,031,151
Darlington County, SC, General Obligation School District, 5%, 3/01/2026	4,025,000	4,860,689
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,524,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Lancaster County, SC, School District General Obligation, “A”, SCSDE, 5%, 3/01/2025	$4,140,000	$4,842,467
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,112,521
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025 (Prerefunded 9/01/2021)	2,000,000	2,016,053
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029 (Prerefunded 9/01/2021)	3,000,000	3,024,079
Richland County, SC, School District No. 1, General Obligation Refunding, “D”, SCSDE, 5%, 3/01/2024	1,850,000	2,083,963
Richland County, SC, School District No. 2, General Obligation Refunding, SCSDE, 5%, 3/01/2023	2,825,000	3,050,345
Spartanburg County, SC, School District No. 2 General Obligation, SCSDE, 5%, 3/01/2028	1,030,000	1,276,584
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,515,100
Spartanburg County, SC, School District No. 7, General Obligation, “D”, SCSDE, 5%, 3/01/2042	3,000,000	3,800,758
		$43,400,058
Healthcare Revenue - Hospitals – 11.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$289,674
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	15,000	17,099
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	24,849
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,300
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	136,797
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	33,069
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,720,723
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,019,546
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,384,256
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2026 (Prerefunded 11/01/2021)	175,000	177,774
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2026	325,000	329,439
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,159,244
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,156,759
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,170,184
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,171,056
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,553,644
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,744,808
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,250,000	1,309,873
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,335,792
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	557,151
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,279,026
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,103,912
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, AGM, 6.5%, 8/01/2039 (Prerefunded 8/01/2021)	2,000,000	2,010,173
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,441,599
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	31,101
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2037	1,970,000	2,035,176
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,795,906
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2027	580,000	715,951
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,296,579
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	537,713
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	655,439
		$36,206,612
Healthcare Revenue - Long Term Care – 1.7%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,434,401
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	762,541
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	254,328
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	788,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	$1,000,000	$1,088,280
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,084,877
		$5,412,649
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$103,592
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	264,765	287,664
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	395,000	462,912
		$854,168
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,060,258
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	114,254
		$1,174,512
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$45,164
Port Revenue – 4.3%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$2,141,504
South Carolina Port Authority Rev., 5%, 7/01/2036	3,000,000	3,728,417
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,254,790
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	346,106
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	519,430
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	588,717
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044	3,000,000	3,682,759
		$13,261,723
Sales & Excise Tax Revenue – 3.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$20,000	$24,780
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	15,000	18,864
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	20,000	25,530
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	80,000	92,830
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	110,000	125,321
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	112,903
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	226,180
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	231,917
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	44,853
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	85,000	111,083
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	102,322
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	134,436
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	47,332
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	53,128
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	59,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	55,647
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	4,160,947
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	504,364
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	182,692
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,490
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	80,860
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	72,322
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	12,210
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	584,470
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	521,890
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,696,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	$405,000	$463,366
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,883
		$9,860,843
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$284,451
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	220,000	229,825
		$514,276
Single Family Housing - State – 4.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$695,000	$751,842
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	965,000	1,073,795
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	910,000	976,467
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	2,890,000	3,264,383
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,970,000	3,267,368
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	630,000	678,702
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	630,000	676,644
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	945,000	1,049,950
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	620,000	697,495
		$12,436,646
State & Local Agencies – 12.7%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$1,020,106
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,020,233
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	3,595,000	4,005,696
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	68,059
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	55,482
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	30,735
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,283,513
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	745,189
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	2,050,031
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	2,144,911
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,278,276
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	612,575
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	608,294
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,610,593
Laurens County, SC, School District No. 55, 5%, 12/01/2021	515,000	525,245
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	306,139
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	572,364
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	42,042
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	20,000	26,049
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,982
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	11,963
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	41,768
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	35,703
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	35,630
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	45,000	53,371
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	35,000	41,410
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	40,000	47,243
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	29,442
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	276,996
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	613,852
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	1,010,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	$1,000,000	$1,225,722
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	1,220,316
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,271,152
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,352,901
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,325,463
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2026	400,000	464,759
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2027	655,000	815,216
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2028	400,000	510,936
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2030	300,000	399,115
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2031	400,000	541,218
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2032	350,000	438,409
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 4%, 4/01/2033	600,000	747,210
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,168,158
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,389,414
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2027	890,000	1,051,623
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2029	535,000	650,972
Williamsburg County, SC, Public Facilities Corp. Installment Purchase Refunding Rev. (Williamsburg County Project), BAM, 4%, 6/01/2031	500,000	608,647
		$39,398,046
Tax - Other – 3.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,138,304
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	211,089
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	111,300
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	329,485
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,595,511
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,186,512
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,409,166
North Charleston, SC, Limited Obligation Bond (Tax Increment Pledge), 4%, 10/01/2032	685,000	842,308
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	415,483
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	469,850
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	53,859
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,352,457
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	192,854
		$10,308,178
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$1,130,551
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	23,626
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	21,742
		$1,175,919
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$194,272
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	327,248
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,130,000	1,320,018
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	3,020,000	494,379
		$2,335,917
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$290,084
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	560,860
		$850,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 7.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$695,770
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,569
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,450,032
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,234,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	97,270
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	632,877
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	96,979
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	175,000	199,036
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	170,000	192,696
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	145,000	163,943
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	145,000	163,391
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	80,000	97,550
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	86,632
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	110,000	138,244
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	80,000	102,166
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	126,792
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	119,888
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	95,000	119,295
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	100,000	125,014
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	50,000	62,223
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	189,075
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	131,699
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	419,731
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	130,000	132,928
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	156,595
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	153,297
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,494,400
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,855,581
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,483,863
South Carolina Transportation Infrastructure Bank Refunding Rev., “B”, 0.517%, 10/01/2031 (Put Date 10/01/2022)	4,975,000	4,977,024
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,557,904
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,468,395
		$22,945,203
Universities - Colleges – 6.3%
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	$1,030,000	$1,308,678
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	1,205,000	1,248,263
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034 (w)	1,365,000	1,952,126
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	202,206
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	126,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,361
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	71,050
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	457,918
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	817,675
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,820,323
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,399,277
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,854
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	170,632
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	336,239
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,920,695
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	698,794
University of Texas, Financing System Rev., ”A“, 5%, 8/15/2050	2,500,000	3,993,470
		$19,686,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$435,000	$445,875
Utilities - Municipal Owned – 5.4%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$161,328
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	188,346
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2022	325,000	338,937
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2023	285,000	307,176
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2024	255,000	282,746
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2025	375,000	425,950
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2026	640,000	742,386
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 4%, 9/01/2027	200,000	236,374
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2028	275,000	351,034
Newberry, SC, Combined Public Utility System Refunding Rev., ”A“, AGM, 5%, 9/01/2030	275,000	365,281
Piedmont, SC, Municipal Power Agency Rev., ”A“, 4%, 1/01/2025	2,350,000	2,638,568
Piedmont, SC, Municipal Power Agency Rev., ”C“, AGM, 5%, 1/01/2030	1,000,000	1,003,539
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	509,250
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	77,600
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	40,000	39,000
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	20,000	19,450
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	184,775
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	19,375
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	205,000	199,363
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	330,000	320,100
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	109,394
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	100,000	97,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	87,300
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	14,550
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	261,900
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	26,925
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	14,606
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	38,900
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	115,200
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	136,150
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	43,763
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	141,013
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	752,122
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,156,307
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	3,538,093
South Carolina Public Service Authority Refunding Rev., ”B“, 5%, 12/01/2038	500,000	552,177
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,316,815
		$16,813,043
Utilities - Other – 0.7%
Nebraska Central Plains Energy Project, Gas Project Rev., ”3“, 5%, 9/01/2042	$790,000	$832,953
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	165,641
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	270,000	272,206
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	290,000	306,468
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	683,707
		$2,260,975
Water & Sewer Utility Revenue – 10.1%
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	$755,000	$942,693
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,338,123
Columbia, SC, Waterworks & Sewer System Rev., ”A“, 4%, 2/01/2044	3,990,000	4,709,436
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	102,910
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	464,713
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	300,000	368,288
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	598,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	$500,000	$597,328
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2040	1,235,000	1,472,787
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,497,321
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,355,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	56,545
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	67,624
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	33,888
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	70,000	78,917
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,235,503
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,235,790
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,863,486
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	262,075
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	240,933
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	304,562
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	224,032
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,080,391
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,300,665
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,922,359
		$31,354,813
Total Municipal Bonds		$302,110,480
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$371,378
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	800,000	245,239
Total Bonds		$616,617
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.02% (v)	8,373,997	$8,373,997

Other Assets, Less Liabilities – (0.0)%		(117,846)
Net Assets – 100.0%		$310,983,248
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,373,997 and $302,727,097, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,542,316, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$302,110,480	$—	$302,110,480
U.S. Corporate Bonds	—	616,617	—	616,617
Mutual Funds	8,373,997	—	—	8,373,997
Total	$8,373,997	$302,727,097	$—	$311,101,094
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,938,050	$31,230,814	$26,794,867	$—	$—	$8,373,997
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$695	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
South Carolina	76.3%
Puerto Rico	6.3%
Illinois	2.8%
Texas	1.9%
New Jersey	1.7%
Pennsylvania	1.3%
Tennessee	1.2%
New York	0.9%
Ohio	0.8%
Guam	0.7%
Alabama	0.6%
Maryland	0.6%
California	0.5%
Nebraska	0.3%
Virginia	0.3%
Connecticut	0.2%
Michigan	0.2%
Wisconsin	0.2%
Colorado	0.1%
Florida	0.1%
Washington DC	0.1%
Indiana (o)	0.0%
Louisiana (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.